Net Defined Benefits Liability Asset Net defined benefit liability asset of major subsidiaries (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2017 KRW (₩)
Disclosure of net defined benefit liability asset of major subsidiaries [Line Items]
Net Defined Benefit Asset	₩ 1,487
Net Defined Benefit Liability(*)	₩ 44,751
Description of adjustments for internal transactions for net defined benefit liability of major subsidiaries	This number is before adjusting for internal transaction. As most entities other than Woori Bank Co, Ltd, deposit their plan asset to Woori Bank, adjusting internal transaction, the Group’s plan asset should be decreased by 43,113 million Won.
Woori Bank Co Ltd
Disclosure of net defined benefit liability asset of major subsidiaries [Line Items]
Net Defined Benefit Liability(*)	₩ 14,284
Woori Card
Disclosure of net defined benefit liability asset of major subsidiaries [Line Items]
Net Defined Benefit Asset	1,487
Woori FIS
Disclosure of net defined benefit liability asset of major subsidiaries [Line Items]
Net Defined Benefit Liability(*)	28,883
Others
Disclosure of net defined benefit liability asset of major subsidiaries [Line Items]
Net Defined Benefit Liability(*)	₩ 1,584